Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Restricted cash							$ 3,930,000	$ 0
Customer deposits	$ 3,464,000				$ 3,464,000		391,000	1,115,000
Recognized revenue	51,000		$ 142,000		151,000	$ 673,000	724,000	2,442,000	$ 3,557,000
Backlog relating to remaining performance obligations	139,700,000				139,700,000
Stock-based compensation expense for employees	45,000	$ 950,000	157,000	$ 435,000			939,000	640,000
Stock-based compensation for directors	14,000	$ 14,000	39,000	$ 39,000			108,000	157,000
Stock-Based compensation forfeiture adjustment	125,000		0		125,000	0
Expenditures for repairs and improvements							10,000
Contract costs receivable								296,000
Freight expenses							52,000	67,000
Long-Term Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Backlog relating to remaining performance obligations	139,700,000				139,700,000		136,800,000
Share-Based Payment Arrangement, Employee [Member]
Summary of Significant Accounting Policies [Line Items]
Stock-based compensation expense for employees	37,000		157,000		572,000	592,000	939,000	640,000
Director [Member]
Summary of Significant Accounting Policies [Line Items]
Stock-based compensation for directors	$ 22,000		$ 39,000		$ 451,000	$ 78,000	$ 108,000	$ 157,000